Income Taxes - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Dec. 03, 2021	Sep. 05, 2018	Apr. 06, 2018	Dec. 31, 2022
Disclosure of Income Taxes [Line Items]
pre-tax income				$ 2,224
Prior year tax loss carryforwards value				489
Income tax return 2012 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed			$ 26
Income tax return 2011 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed		$ 18
Income Tax Return 2010 to 2014 [Member] | Spanish Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed	$ 73
Additional income tax payable due to assessment				$ 51